Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Previously Reported	StepStone Group LP	Partners' Capital	Partners' Capital StepStone Group LP	Partners' Capital	Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) StepStone Group LP	Accumulated Other Comprehensive Income (Loss) Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest StepStone Group LP	Noncontrolling Interest Subsidiaries	Noncontrolling Interest Partnership
Partners' capital, beginning balance at Mar. 31, 2017			$ 143,484,000		$ 127,674,000									$ 252,000		$ 15,558,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			83,819,000		81,438,000											2,381,000
Other comprehensive income			1,318,000											646,000		672,000
Contributed capital			231,000		231,000
Equity-based compensation			189,000		189,000
Distributions			(91,396,000)		(88,361,000)											(3,035,000)
Partners' capital, ending balance at Mar. 31, 2018			137,645,000		121,171,000									898,000		15,576,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			59,959,000		54,196,000											5,763,000
Other comprehensive income			(1,257,000)											(615,000)		(642,000)
Contributed capital			157,000		157,000
Equity-based compensation			1,725,000		1,725,000
Distributions			(52,567,000)		(48,823,000)											(3,744,000)
Partners' capital, ending balance at Mar. 31, 2019	$ 145,662,000		145,662,000	$ 128,426,000	128,426,000			$ 0	$ 0	$ 0		$ 0		283,000	$ 283,000	16,953,000	$ 16,953,000	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	94,603,000			84,947,000													9,656,000
Other comprehensive income	303,000														147,000		156,000
Contributed capital	10,000			10,000
Equity-based compensation	1,432,000			1,432,000
Sale of partnership interests	110,753,000			110,753,000
Purchase of non-controllinginterests prior to Reorganization and IPO	(113,052,000)			(113,052,000)
Distributions	(31,721,000)			(26,360,000)													(5,361,000)
Partners' capital, ending balance at Dec. 31, 2019	207,990,000			186,156,000				0	0	0		0			430,000		21,404,000	0
Partners' capital, beginning balance at Mar. 31, 2019	145,662,000		145,662,000	128,426,000	128,426,000			0	0	0		0		283,000	283,000	16,953,000	16,953,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			144,785,000		131,916,000											12,869,000
Other comprehensive income			(211,000)											(105,000)		(106,000)
Contributed capital			28,000		28,000
Equity-based compensation			1,915,000		1,915,000
Sale of partnership interests			110,753,000		110,753,000
Purchase of non-controllinginterests prior to Reorganization and IPO			(113,052,000)		(113,052,000)
Distributions			(52,913,000)		(43,935,000)											(8,978,000)
Ending balance at Mar. 31, 2020		$ 100									$ 100
Partners' capital, ending balance at Mar. 31, 2020	236,967,000		236,967,000		216,051,000	$ 216,051,000		0	0	0		0	$ 178,000	178,000		20,738,000	20,738,000	0
Partners' capital, beginning balance at Sep. 30, 2019	196,824,000			179,580,000				0	0	0		0			259,000		16,985,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	17,234,000			12,064,000													5,170,000
Other comprehensive income	353,000														171,000		182,000
Contributed capital	3,000			3,000
Equity-based compensation	482,000			482,000
Distributions	(6,906,000)			(5,973,000)													(933,000)
Partners' capital, ending balance at Dec. 31, 2019	207,990,000			$ 186,156,000				0	0	0		0			$ 430,000		21,404,000	0
Beginning balance at Nov. 20, 2019	100									100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0						$ 0			0
Ending balance at Mar. 31, 2020		100									100
Partners' capital, ending balance at Mar. 31, 2020	236,967,000		236,967,000		216,051,000	216,051,000		0	0	0		0	178,000	178,000		20,738,000	20,738,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	57,693,000					45,265,000											12,428,000
Other comprehensive income	685,000												335,000				350,000
Contributed capital	27,000					27,000
Equity-based compensation	725,000					723,000											2,000
Sale of non-controllinginterests prior to Reorganization and IPO	3,308,000																3,308,000
Purchase of non-controllinginterests prior to Reorganization and IPO	(3,308,000)																(3,308,000)
Distributions	(63,585,000)					(50,424,000)											(13,161,000)
Equity reallocation between controlling and non-controlling interests prior to Reorganization and IPO						252,000											(252,000)
Ending balance at Sep. 17, 2020	0
Partners' capital, ending balance at Sep. 17, 2020	0
Beginning balance at Mar. 31, 2020		$ 100									$ 100
Partners' capital, beginning balance at Mar. 31, 2020	236,967,000		$ 236,967,000		$ 216,051,000	216,051,000		0	0	0		0	178,000	$ 178,000		$ 20,738,000	20,738,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	163,398,000
Other comprehensive income	983,000
Ending balance at Dec. 31, 2020	534,137,000					0		29,000	66,000	121,266,000		24,788,000	53,000				25,133,000	362,802,000
Beginning balance at Sep. 17, 2020	0
Partners' capital, beginning balance at Sep. 17, 2020	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of Reorganization and purchase of units in the Partnership						(211,894,000)		9,000	73,000	23,432,000			(513,000)					188,893,000
Issuance of Class A common stock sold in IPO, net of underwriting discounts	337,798,000							20,000		337,778,000
Purchase of partnership interests with IPO net proceeds	(127,986,000)								(7,000)	(127,979,000)
Deferred IPO costs	(9,667,000)									(2,981,000)								(6,686,000)
Equity reallocation between controlling and non-controlling interests subsequent to Reorganization and IPO										(103,063,000)								103,063,000
Deferred tax effect resulting from purchase of Class B units, net of amounts payable under TRA	(7,128,000)									(7,128,000)
Net income	105,705,000											24,788,000					6,206,000	74,711,000
Other comprehensive income	298,000												53,000				147,000	98,000
Contributed capital	19,000																	19,000
Equity-based compensation	3,916,000									1,207,000							5,000	2,704,000
Distributions	(1,330,000)																(1,330,000)
Ending balance at Dec. 31, 2020	534,137,000					0		29,000	66,000	121,266,000		24,788,000	53,000				25,133,000	362,802,000
Beginning balance at Sep. 30, 2020	424,395,000					0		29,000	66,000	120,278,000		(790,000)	(22,000)				20,729,000	284,105,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	107,389,000											25,578,000					5,496,000	76,315,000
Other comprehensive income	446,000												75,000				223,000	148,000
Contributed capital	19,000																	19,000
Equity-based compensation	3,206,000									988,000							3,000	2,215,000
Distributions	(1,318,000)																(1,318,000)
Ending balance at Dec. 31, 2020	$ 534,137,000					$ 0		$ 29,000	$ 66,000	$ 121,266,000		$ 24,788,000	$ 53,000				$ 25,133,000	$ 362,802,000